SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Dec. 31, 2021	May 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	May 31, 2020
The Catalyst Group Entertainment Llc [Member]
Cash			$ 4,726			$ 1,670	$ 4,726
Members' Equity			4,726			1,670	4,726
Cash Equivalents, at Carrying Value			4,726			1,670	4,726
Iqi Media Inc [Member]
Cash			1,836			1,512	79
Members' Equity			59,142			66,073	34,028
Cash Equivalents, at Carrying Value			1,836			1,512	$ 79
Retained Earnings (Accumulated Deficit)			59,142			$ 66,073
Winvest Group Ltd [Member]
Cash				$ 0
Retained Earnings (Accumulated Deficit)			$ 101,493,644	$ 101,411,420				$ 98,877,238
Stockholders' Equity, Reverse Stock Split	1 for 250 reverse stock split		1 for 250 reverse split
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent				50.00%
Winvests Group Ltd [Member]
Cash					$ 13,502
Cash Equivalents, at Carrying Value			0		13,502
Retained Earnings (Accumulated Deficit)			$ 101,493,644		101,887,766
Stockholders' Equity, Reverse Stock Split	1 for 250	1 for 250
Working capital deficit					$ 437,287